Gains (losses) on financial assets and liabilities (net)	12 Months Ended
Dec. 31, 2025
Gains Losses On Financial Assets And Liabilities
Gains (losses) on financial assets and liabilities (net)

36.	Gains (losses) on financial assets and liabilities (net)

Gains (losses) on financial assets and liabilities comprise the fair value adjustments of financial instruments, excluding those related to accrued interest from applying the effective interest method and provisions, as well as the gains or losses incurred from buying or selling financial instruments.

The breakdown of the balance for this line item, categorized by type of instrument, is presented below:

Thousand of Reais	2025	2024	2023

Financial Assets Measured At Fair Value Through Profit Or Loss (1)	7,889,797	(641,147)	3,440,830
Financial Assets Not Measured At Fair Value Through Profit Or Loss	(416,389)	(180,427)	(463,844)
Debt instruments	(401,079)	(105,789)	(42,405)
Equity instruments	(15,310)	(74,638)	(421,439)
Of which: Financial Assets Measured At Fair Value Through Other Comprehensive Income
Gains or losses from hedge accounting, net	3,471,911	(537,100)	(247,467)
Total	10,945,319	(1,358,674)	2,729,519
(1)	Includes the foreign exchange hedge of the Bank’s position in Cayman (note 23).